Organization and Operations (Details Textual) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 23, 2015	Apr. 28, 2015	Nov. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2014
Organization and Operations (Textual)
Common stock issued for acquisition, shares		44,005,000
Common stock issued				55,021,612			55,021,612	46,225,000
Cash								$ 472,325
Cash flow note assumed				$ 50,000			$ 50,000
Net Income				$ (224,501)	$ (18,085)	$ (20,070)	(1,190,308)	$ (152,909)
Recognized net revenues
Related party payment							$ 10,000
Private placement offering in units							2,705,000
Private placement offering, description
Also during the period ended September 30, 2015, the Company completed a closing of a private placement offering (the “Offering”) of 2,705,000 Units, at a purchase price of $0.20 per Unit, each Unit consisting of 1 share of the Company’s common stock, and 1 stock purchase warrants. The warrants are exercisable at $0.40 per warrant into a share of the Company’s common stock and have a maturity of 3 years.

Net cash paid for business acquisition						$ 25,000	$ 178,711	$ 45,000
Issuance of derivative warrants liabilities							332,570
Proceeds from issuance of warrant							$ 541,000
Common Stock [Member]
Organization and Operations (Textual)
Common stock issued for acquisition, shares							1,750,000
Recapitalization, shares							1,886,612
Net Income
Private placement offering in units			2,250,000
Grow Solutions [Member]
Organization and Operations (Textual)
Common stock issued				1,450,000			1,450,000
Cash				$ 200,000			$ 200,000
Cash flow note assumed				$ 50,000			50,000
Net Income							$ 40,000
Business acquisition, description							The Company shall pay to the Members 33% of the Company's Net Income generated above the Net Income Threshold. The aforementioned obligations owed under the Cash Flow Note shall extinguish upon the earlier of (i) payment(s) by Company in an amount equal to $50,000 in the aggregate or (ii) May 5, 2016 (collectively, the Cash Flow Note, the Equity, and the Cash, the "Consideration").
Recognized net revenues							$ 1,318,128
Recognized a loss							162,072
Related party payment							$ 10,000
Hygrow [Member]
Organization and Operations (Textual)
Net cash paid for business acquisition	$ 5,200
Hygrow [Member] | Common Stock [Member]
Organization and Operations (Textual)
Common stock issued	300,000